Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of common stock subject to vesting - Vicarious Surgical US Inc. [Member] - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Stock and Stockholders’ Deficit (Details) - Schedule of common stock subject to vesting [Line Items]
Shares Subject to Vesting, Balance of unvested shares			65,974	857,639	1,649,304
Weighted Average Purchase Price, Balance of unvested shares			$ 0.0001	$ 0.0001	$ 0.0001
Shares Subject to Vesting, Vested				(791,665)	(791,665)
Weighted Average Purchase Price, Vested	$ 5.97	$ 0.82	$ 4.05	$ 0.0001	$ 0.0001
Shares Subject to Vesting, Balance of unvested shares				65,974	857,639
Weighted Average Purchase Price, Balance of unvested shares				$ 0.0001	$ 0.0001